SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.4%
	Financial Services — 0.4%
	Capital Markets — 0.4%
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	1,162	$ 27,307,000
			27,307,000
	Total Preferred Stock (Cost $29,019,196)		27,307,000
	Asset Backed Securities — 12.4%
	Auto Receivables — 2.2%
[c]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 707,379	706,599
[c]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	3,904,159	3,916,867
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2021-1A Class A, 1.19% due 1/15/2027	235,902	234,809
[c]	Series 2024-1A Class A, 6.46% due 4/17/2028	3,324,865	3,330,682
[c]	Avid Automobile Receivables Trust, Series 2023-1 Class A, 6.63% due 7/15/2026	1,318,130	1,318,906
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	2,320,124	2,313,877
[c]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	4,496,541	4,476,605
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	6,102,331	6,080,873
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	8,487,418	8,533,021
	Carvana Auto Receivables Trust,
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	3,385,594	3,390,990
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	2,559,878	2,566,742
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	6,422,495	6,447,684
[c]	CPS Auto Receivables Trust, Series 2020-B Class E, 7.38% due 6/15/2027	1,791,788	1,794,675
[c]	FHF Issuer Trust, Series 2024-1A Class A1, 5.769% due 3/17/2025	1,750,015	1,749,502
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	2,827,974	2,770,490
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	2,216,223	2,170,922
[c]	Series 2023-1A Class A2, 6.57% due 6/15/2028	3,301,937	3,310,458
[c]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	233,032	232,742
[c]	GLS Auto Receivables Issuer Trust, Series 2021-4A Class C, 1.94% due 10/15/2027	2,403,963	2,365,683
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.983% (SOFR30A + 2.65%) due 11/15/2027	13,453,000	13,492,520
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	4,109,314	4,009,851
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	4,576,391	4,500,406
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	3,602,908	3,633,371
	Lobel Automobile Receivables Trust,
[c]	Series 2023-1 Class A, 6.97% due 7/15/2026	1,643,497	1,646,750
[c]	Series 2023-2 Class A, 7.59% due 4/16/2029	2,584,240	2,606,126
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	13,907,509	13,993,942
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	8,155,339	8,239,185
[c]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	5,299,733	5,303,559
	Tricolor Auto Securitization Trust,
[c]	Series 2023-1A Class A, 6.48% due 8/17/2026	934,194	934,625
[c]	Series 2024-2A Class A, 6.36% due 12/15/2027	8,388,769	8,392,470
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	3,256,609	3,257,992
[c]	Veros Auto Receivables Trust, Series 2024-1 Class A, 6.28% due 11/15/2027	11,966,873	11,970,222
			139,693,146
	Credit Card — 0.8%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	11,900,000	11,648,339
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	8,627,000	8,616,839
[c]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class A, 2.24% due 12/15/2028	3,406,136	3,390,263
	Mercury Financial Credit Card Master Trust,
[c]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,700,829
[c]	Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,820,350
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	5,000,000	5,059,750
			53,236,370
	Other Asset Backed — 6.4%
[c]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	6,544,842	6,558,179

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	$ 2,868,017	$ 2,880,318
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	10,120,781	9,925,609
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	9,282,162	8,359,391
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,300,000	5,722,854
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	8,733,891	7,862,440
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	3,000,000	3,012,546
[c]	Avid Automobile Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	7,500,000	7,503,320
	BHG Securitization Trust,
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	2,401,274	2,360,757
[c]	Series 2022-A Class A, 1.71% due 2/20/2035	7,552,189	7,461,765
[c,d]	CFG Investments Ltd., Series 2023-1 Class A, 8.56% due 7/25/2034	5,000,000	5,018,949
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	2,178,971	2,088,339
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	3,697,607	3,692,141
	Dext ABS LLC,
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	2,027,022	2,017,908
[c]	Series 2023-2 Class A2, 6.56% due 5/15/2034	4,065,796	4,088,964
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	32,479,963
[c]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	25,151,760
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	2,700,670	1,782,442
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	9,317,526	9,112,693
[c]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/25/2049	9,855,000	9,833,416
	Foundation Finance Trust,
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	39,846	39,801
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	2,175,000	2,131,650
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	2,508,837	2,457,363
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,883,300
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	11,179,308	10,136,891
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	7,694,326	7,078,790
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	6,477,207	6,087,581
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	3,470,294	3,383,923
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	15,809,138	13,000,310
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	14,265,024	11,126,899
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	13,502,227	10,296,361
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	7,837,328	6,239,620
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.599% (SOFR90A + 2.25%) due 3/1/2027	5,701,545	5,718,341
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	2,031,206	1,875,762
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	420,230	366,562
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	2,518,809	2,421,252
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	528,839	502,830
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	2,691,061	2,446,325
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,490,008	7,505,928
[c]	LendingPoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	1,491,607	1,486,341
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	1,177,877	1,150,498
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	2,732,705	2,689,938
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	14,852,952	11,574,841
[c]	Marlette Funding Trust, Series 2022-3A Class A, 5.18% due 11/15/2032	21,575	21,568
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	4,194,712	4,228,355
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	953,727	896,697
[c]	Series 2020-1A Class A, 2.10% due 4/20/2046	3,151,828	2,695,846
[c]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	1,694,399	1,645,468
	Oportun Issuance Trust,
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	7,500,000	7,078,529
[c]	Series 2022-A Class A, 5.05% due 6/9/2031	22,026,000	21,865,625
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	1,732,352	1,695,976
	Pagaya AI Debt Trust,
[c]	Series 2022-1 Class A, 2.03% due 10/15/2029	2,427,351	2,414,638
[c]	Series 2022-2 Class A, 4.97% due 1/15/2030	1,834,118	1,827,663
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	2,206,366	2,211,872

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Series 2023-5 Class AB, 7.351% due 4/15/2031	$ 2,514,605	$ 2,523,454
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	2,169,418	2,179,238
[c]	Pawnee Equipment Receivables LLC, Series 2021-1 Class A2, 1.10% due 7/15/2027	1,082,242	1,072,055
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	6,076,569	6,036,826
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class A, 7.06% due 7/16/2029	1,102,057	1,105,928
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	5,584,090	5,586,974
[c]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	918,787	922,152
[b,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	4,610,000	4,580,186
[c]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	530,845	529,968
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	11,535,622	10,971,408
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	13,913,792	12,736,488
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	12,915,000	12,198,245
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	9,675,000	9,741,467
	Upstart Pass-Through Trust,
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	22,752	22,613
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	156,852	156,079
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	758,015	733,935
[c]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	724,174	702,955
[c]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	853,461	842,094
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	825,509	819,471
	Upstart Securitization Trust,
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	899,538	900,135
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	3,297,531	3,314,384
	Upstart Structured Pass-Through Trust,
[c]	Series 2022-1A Class A, 3.40% due 4/15/2030	9,816,796	9,659,314
[c]	Series 2022-4A Class A, 7.01% due 11/15/2030	1,726,683	1,729,195
			405,161,662
	Student Loan — 3.0%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	9,775,751	9,798,827
	College Avenue Student Loans LLC,
[b,c]	Series 2021-A Class A1, 6.56% (TSFR1M + 1.21%) due 7/25/2051	7,026,061	7,013,649
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,624,791	1,426,953
[b,c]	Series 2021-C Class A1, 6.36% (TSFR1M + 1.01%) due 7/26/2055	11,667,944	11,484,414
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,374,529	1,294,132
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	9,572,761	8,444,868
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	7,928,225	6,495,751
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	9,112,904	7,573,602
[c]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	10,127,498	10,221,170
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 6.493% (TSFR1M + 1.16%) due 12/15/2059	6,545,376	6,542,790
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	2,517,225	2,222,539
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	18,481,209	17,679,789
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 5.96% (SOFR30A + 0.62%) due 6/25/2031	3,323,904	3,253,083
[b,c]	Series 2019-BA Class A2B, 6.423% (TSFR1M + 1.09%) due 12/15/2059	926,581	925,310
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 6.05% (SOFR30A + 0.71%) due 6/25/2041	2,046,227	2,019,755
[b,c]	Series 2015-2A Class A2, 6.05% (SOFR30A + 0.71%) due 9/25/2042	15,794,115	15,492,159
[b,c]	Series 2015-3A Class A2, 6.05% (SOFR30A + 0.71%) due 2/27/2051	782,802	780,712
[b,c]	Series 2021-CA Class AFL, 6.193% (TSFR1M + 0.85%) due 4/20/2062	9,229,144	9,145,367
[b,c]	Series 2021-DA Class AFL, 6.143% (TSFR1M + 0.80%) due 4/20/2062	13,280,818	13,153,289
[b,c,d]	Prodigy Finance DAC, Series 2021-1A Class A, 6.71% (TSFR1M + 1.36%) due 7/25/2051	1,399,477	1,402,090
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 6.65% (SOFR30A + 1.31%) due 10/25/2034	6,341,940	6,376,560
[b]	Series 2013-6 Class A3, 6.10% (SOFR30A + 0.76%) due 6/26/2028	19,660,369	19,354,011
	SMB Private Education Loan Trust,
[b,c]	Series 2017-B Class A2B, 6.193% (TSFR1M + 0.86%) due 10/15/2035	461,327	459,697
[b,c]	Series 2021-D Class A1B, 6.043% (TSFR1M + 0.71%) due 3/17/2053	5,561,748	5,505,514
[b,c]	Series 2021-E Class A1B, 6.073% (TSFR1M + 0.74%) due 2/15/2051	16,105,374	15,947,851
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 6.153% (TSFR1M + 0.81%) due 11/20/2061	3,987,491	3,974,297
			187,988,179
	Total Asset Backed Securities (Cost $820,680,166)		786,079,357

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Corporate Bonds — 33.4%
	Automobiles & Components — 1.0%
	Automobile Components — 0.1%
[d]	Aptiv plc/Aptiv Corp., 2.396% due 2/18/2025	$ 5,434,000	$ 5,321,679
	Automobiles — 0.9%
[b]	American Honda Finance Corp., 6.069% (SOFRINDX + 0.70%) due 11/22/2024	22,550,000	22,586,531
[b,c]	Daimler Truck Finance North America LLC, 6.121% (SOFR + 0.75%) due 12/13/2024	10,414,000	10,433,370
	Hyundai Capital America,
[c]	1.00% due 9/17/2024	9,584,000	9,484,902
[c]	1.80% due 10/15/2025	3,353,000	3,194,705
[c]	3.00% due 2/10/2027	1,455,000	1,371,221
[c]	5.30% due 3/19/2027	2,000,000	1,995,360
[c]	5.45% due 6/24/2026	4,100,000	4,094,219
[c,d]	Kia Corp., 2.375% due 2/14/2025	4,800,000	4,704,000
			63,185,987
	Banks — 1.2%
	Banks — 1.2%
[b,c,d]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	7,500,000	7,524,075
	FNB Corp., 5.15% due 8/25/2025	5,748,000	5,652,526
	KeyBank NA, 5.00% due 1/26/2033	12,100,000	11,153,780
[b,c,d]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	11,980,325
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	4,023,000	3,812,476
	3.45% due 6/2/2025	4,453,000	4,355,791
[c,d]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	3,800,000	3,820,064
	Synchrony Bank, 5.40% due 8/22/2025	7,250,000	7,194,900
[b]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	5,381,000	5,463,168
	Wells Fargo & Co.,
[b]	3.908% (SOFR + 1.32%) due 4/25/2026	8,792,000	8,659,856
[b]	4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,397,969
			73,014,930
	Capital Goods — 0.1%
	Machinery — 0.1%
	Regal Rexnord Corp., 6.05% due 2/15/2026	4,906,000	4,927,586
			4,927,586
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.6%
	Element Fleet Management Corp.,
[c,d]	5.643% due 3/13/2027	4,400,000	4,409,988
[c,d]	6.271% due 6/26/2026	11,400,000	11,522,778
[c,d]	6.319% due 12/4/2028	3,422,000	3,537,664
	Quanta Services, Inc., 0.95% due 10/1/2024	5,296,000	5,229,323
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,319,296
			38,019,049
	Consumer Durables & Apparel — 0.0%
	Household Durables — 0.0%
[c,d]	Panasonic Holdings Corp., 2.679% due 7/19/2024	2,000,000	1,996,780
			1,996,780
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	10,000,000	9,997,800
			9,997,800
	Energy — 1.5%
	Oil, Gas & Consumable Fuels — 1.5%
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	8,831,787
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,453,244
[c]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,934,000	2,378,359

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Galaxy Pipeline Assets Bidco Ltd.,
[c,d]	1.75% due 9/30/2027	$ 23,309,442	$ 21,872,881
[c,d]	2.16% due 3/31/2034	8,136,416	6,972,746
[c,d,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	17,155,243
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,177,570
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	12,708,165
[c,d]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,874,196
			96,424,191
	Equity Real Estate Investment Trusts (REITs) — 1.4%
	Diversified REITs — 1.4%
	American Tower Corp., 2.40% due 3/15/2025	12,850,000	12,545,712
[c]	American Tower Trust #1, 3.652% due 3/15/2048	6,065,000	5,700,113
	Crown Castle, Inc., 2.90% due 3/15/2027	2,750,000	2,581,315
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,112,504
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	23,615,603
[c]	1.84% due 4/15/2027	8,140,000	7,321,319
[c]	2.836% due 1/15/2050	12,661,000	12,438,624
[c]	6.599% due 11/15/2052	7,950,000	8,113,524
	Vornado Realty LP,
	2.15% due 6/1/2026	7,000,000	6,467,020
	3.40% due 6/1/2031	2,916,000	2,312,971
			87,208,705
	Financial Services — 6.5%
	Capital Markets — 2.0%
[c,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	15,725,525
	Ares Capital Corp., 3.25% due 7/15/2025	9,335,000	9,077,354
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	17,669,867
	Blue Owl Technology Finance Corp.,
[c]	3.75% due 6/17/2026	12,276,000	11,446,633
[c]	4.75% due 12/15/2025	28,439,000	27,520,136
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	12,934,767
	3.375% due 1/20/2027	7,458,000	6,910,061
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	7,646,282
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	21,673,000	21,481,194
	Financial Services — 4.5%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	6,680,672
[c]	3.95% due 7/15/2026	14,391,000	13,603,668
[d]	Banco Santander SA, 5.147% due 8/18/2025	10,000,000	9,925,500
	Bank of America Corp.,
[b]	1.319% (SOFR + 1.15%) due 6/19/2026	6,665,000	6,389,802
[b]	4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	5,957,803
	BNP Paribas SA,
[b,c,d]	2.219% (SOFR + 2.07%) due 6/9/2026	3,500,000	3,383,975
[b,c,d]	2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,391,252
[b,c,d]	2.819% (TSFR3M + 1.37%) due 11/19/2025	4,775,000	4,716,984
[b]	Charles Schwab Corp., 6.421% (SOFRINDX + 1.05%) due 3/3/2027	18,833,000	18,985,736
	Citigroup, Inc.,
[b]	1.122% (SOFR + 0.77%) due 1/28/2027	1,332,000	1,242,756
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	6,793,349
[b]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,178,506
	3.40% due 5/1/2026	2,425,000	2,341,701
[b,d]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,566,091
	Goldman Sachs Group, Inc.,
[b]	5.855% (SOFR + 0.50%) due 7/16/2024	14,450,000	14,426,735
[b]	5.871% (SOFR + 0.50%) due 9/10/2024	6,506,000	6,507,041
[b]	6.191% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,869,357
	HSBC Holdings plc,
[b,d]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	2,927,625
[b,d]	4.041% (TSFR3M + 1.81%) due 3/13/2028	6,100,000	5,877,106
[b,d]	4.18% (SOFR + 1.51%) due 12/9/2025	5,400,000	5,358,528

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,d]	4.583% (TSFR3M + 1.80%) due 6/19/2029	$ 3,000,000	$ 2,899,650
[b,d]	4.755% (SOFR + 2.11%) due 6/9/2028	3,430,000	3,373,851
[b,d]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,545,240
	JPMorgan Chase & Co.,
[b]	1.04% (TSFR3M + 0.70%) due 2/4/2027	4,690,000	4,370,001
[b]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	2,901,042
[b]	4.08% (SOFR + 1.32%) due 4/26/2026	5,500,000	5,426,960
[b]	6.289% (SOFR + 0.92%) due 2/24/2026	10,418,000	10,449,671
	Mitsubishi UFJ Financial Group, Inc.,
[b,d]	0.953% (H15T1Y + 0.55%) due 7/19/2025	21,875,000	21,820,312
[b,d]	4.788% (H15T1Y + 1.70%) due 7/18/2025	4,550,000	4,547,407
[b,d]	5.017% (H15T1Y + 1.95%) due 7/20/2028	6,785,000	6,738,930
	Morgan Stanley,
[b]	5.869% (SOFR + 0.51%) due 1/22/2025	11,785,000	11,792,778
[b]	Series I, 0.864% (SOFR + 0.75%) due 10/21/2025	6,165,000	6,070,121
[b,d]	NatWest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	3,000,000	2,777,820
	Societe Generale SA,
[b,c,d]	1.792% (H15T1Y + 1.00%) due 6/9/2027	4,933,000	4,548,029
[c,d]	2.625% due 1/22/2025	4,000,000	3,921,400
[b,c,d]	6.408% (SOFR + 1.05%) due 1/21/2026	6,400,000	6,403,520
[d]	Sumitomo Mitsui Financial Group, Inc., 1.402% due 9/17/2026	11,650,000	10,697,146
[b,c,d]	UBS AG, 5.814% (SOFR + 0.45%) due 8/9/2024	2,800,000	2,800,168
	UBS Group AG,
[b,c,d]	1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,532,236
[b,c,d]	2.593% (SOFR + 1.56%) due 9/11/2025	6,533,000	6,490,666
[b,c,d]	4.49% (H15T1Y + 1.60%) due 8/5/2025	3,267,000	3,261,903
[b,c,d]	6.373% (SOFR + 3.34%) due 7/15/2026	4,300,000	4,321,758
	Western Union Co., 2.85% due 1/10/2025	7,256,000	7,133,519
			414,360,134
	Food, Beverage & Tobacco — 0.8%
	Beverages — 0.5%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	22,154,226
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,750,000	2,742,987
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,485,217
	Tobacco — 0.3%
	BAT Capital Corp., 3.215% due 9/6/2026	4,632,000	4,420,874
[c,d,g]	Imperial Brands Finance plc, 5.50% due 2/1/2030	16,500,000	16,343,250
			48,146,554
	Health Care Equipment & Services — 0.9%
	Health Care Equipment & Supplies — 0.2%
[c,d]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	13,009,940
	Health Care Providers & Services — 0.7%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,637,250
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	18,919,798
	Humana, Inc., 5.70% due 3/13/2026	14,746,000	14,726,830
	Laboratory Corp. of America Holdings, 1.55% due 6/1/2026	4,855,000	4,509,955
			55,803,773
	Industrials — 0.0%
	Transportation Infrastructure — 0.0%
[c]	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75% due 5/24/2026	2,480,000	2,487,440
			2,487,440
	Insurance — 7.0%
	Insurance — 7.0%
[c]	American National Group LLC, 6.144% due 6/13/2032	25,662,000	24,591,895
[c,d]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	10,246,041
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	7,891,532
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	7,538,000	6,970,766
[c]	2.00% due 6/28/2028	10,733,000	9,340,608
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,676,000	9,617,557

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CNO Global Funding,
[c]	1.65% due 1/6/2025	$ 5,359,000	$ 5,236,332
[c]	1.75% due 10/7/2026	9,414,000	8,617,670
[c,d]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	11,510,000	11,391,907
[d]	Enstar Group Ltd., 3.10% due 9/1/2031	10,476,000	8,653,595
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	8,093,890
[c]	1.40% due 7/7/2025 - 8/27/2027	16,048,000	15,051,695
[c]	1.80% due 3/8/2028	6,800,000	6,013,648
	F&G Global Funding,
[c]	1.75% due 6/30/2026	16,912,000	15,555,488
[c]	2.00% due 9/20/2028	6,795,000	5,815,976
[c]	2.30% due 4/11/2027	11,752,000	10,640,026
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	2,321,000	2,293,218
[c,d]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	16,828,182
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	8,797,000	7,176,065
	4.50% due 8/15/2028	3,720,000	3,605,610
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,803,554
	4.00% due 5/15/2030	4,316,000	3,883,019
	GA Global Funding Trust,
[c]	1.625% due 1/15/2026	1,940,000	1,822,708
[c]	2.25% due 1/6/2027	6,479,000	5,987,244
[c]	3.85% due 4/11/2025	11,960,000	11,768,999
[b,c]	5.872% (SOFR + 0.50%) due 9/13/2024	6,888,000	6,886,485
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	13,200,000	12,286,956
	Horace Mann Educators Corp.,
	4.50% due 12/1/2025	6,533,000	6,386,922
	7.25% due 9/15/2028	2,952,000	3,130,655
	Jackson National Life Global Funding,
[c]	5.25% due 4/12/2028	8,153,000	8,003,229
[c]	5.50% due 1/9/2026	12,660,000	12,604,296
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,798,798
	Mutual of Omaha Cos Global Funding,
[c]	5.35% due 4/9/2027	13,420,000	13,420,805
[c]	5.45% due 12/12/2028	7,740,000	7,780,790
[b,c]	Nationwide Mutual Insurance Co., 7.891% (SOFR + 2.55%) due 12/15/2024	16,096,000	16,132,538
[b,c]	New York Life Global Funding, 5.851% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,758,179
	Pacific Life Global Funding II,
[b,c]	5.991% (SOFR + 0.62%) due 6/4/2026	10,530,000	10,528,105
[b,c]	6.176% (SOFRINDX + 0.80%) due 3/30/2025	653,000	654,933
[c]	Protective Life Corp., 3.40% due 1/15/2030	16,787,000	14,997,170
[c]	Protective Life Global Funding, 1.17% due 7/15/2025	4,000,000	3,827,080
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	9,739,825
[c]	5.243% due 2/2/2026	17,412,000	17,228,303
	RGA Global Funding,
[c]	2.70% due 1/18/2029	8,508,000	7,641,375
[c]	5.448% due 5/24/2029	6,000,000	6,013,740
[c]	5.50% due 1/11/2031	4,148,000	4,141,322
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,685,981
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	18,527,643
	Willis North America, Inc., 4.65% due 6/15/2027	7,831,000	7,697,716
			439,770,071
	Materials — 1.2%
	Chemicals — 0.1%
[c,d]	LG Chem Ltd., 4.375% due 7/14/2025	5,000,000	4,933,900
[d,e,f]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	2,525,000	2,090,725
	Containers & Packaging — 0.6%
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	12,281,000	12,326,194
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,356,013
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	14,004,000	12,975,826
	Sonoco Products Co., 1.80% due 2/1/2025	8,725,000	8,517,345

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Metals & Mining — 0.5%
[d]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	$ 19,785,000	$ 17,750,113
[c,d,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	7,661,656
[c,d]	POSCO, 5.625% due 1/17/2026	4,700,000	4,706,956
			77,318,728
	Media & Entertainment — 0.2%
	Media — 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	14,750,000	14,901,778
			14,901,778
	Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc., 5.507% due 3/2/2026	7,240,000	7,239,783
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,320,000	2,196,947
	Illumina, Inc., 5.80% due 12/12/2025	5,600,000	5,605,656
	Pharmaceuticals — 0.3%
[c]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	1,750,000	1,712,463
	Cigna Group, 5.685% due 3/15/2026	11,172,000	11,162,057
	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	4,506,987
			32,423,893
	Semiconductors & Semiconductor Equipment — 1.1%
	Semiconductors & Semiconductor Equipment — 1.1%
	Microchip Technology, Inc., 4.25% due 9/1/2025	10,634,000	10,468,428
	Qorvo, Inc.,
	1.75% due 12/15/2024	9,528,000	9,341,061
[c]	3.375% due 4/1/2031	14,210,000	12,174,133
[c,d]	Renesas Electronics Corp., 1.543% due 11/26/2024	23,271,000	22,843,512
	SK Hynix, Inc.,
[c,d]	1.50% due 1/19/2026	10,200,000	9,580,962
[c,d]	6.25% due 1/17/2026	3,000,000	3,027,060
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	3,574,000	3,322,891
			70,758,047
	Software & Services — 1.7%
	Information Technology Services — 0.9%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,314,454
	DXC Technology Co., 2.375% due 9/15/2028	18,253,000	15,913,331
[d]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	5,100,000	5,037,270
[d]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	4,975,634
	Global Payments, Inc.,
	1.20% due 3/1/2026	3,534,000	3,289,977
	1.50% due 11/15/2024	2,044,000	2,012,359
	Kyndryl Holdings, Inc.,
	2.05% due 10/15/2026	7,614,000	7,019,727
	2.70% due 10/15/2028	2,337,000	2,076,915
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	9,884,036
	Internet Software & Services — 0.4%
	Prosus NV,
[c,d]	3.061% due 7/13/2031	7,816,000	6,463,285
[c,d]	3.257% due 1/19/2027	6,400,000	5,980,288
[c,d]	4.193% due 1/19/2032	13,254,000	11,670,677
	Software — 0.4%
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	11,863,318
[c,d]	Open Text Corp., 6.90% due 12/1/2027	9,723,000	10,033,747
	VMware LLC, 4.50% due 5/15/2025	4,543,000	4,498,797
			110,033,815
	Technology Hardware & Equipment — 1.1%
	Electronic Equipment, Instruments & Components — 0.9%
	Avnet, Inc., 6.25% due 3/15/2028	3,938,000	4,037,631
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	9,124,000	8,232,676
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	25,201,254
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	16,914,660

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Vontier Corp., 1.80% due 4/1/2026	$ 5,272,000	$ 4,930,796
	Technology Hardware, Storage & Peripherals — 0.2%
[c,d]	Lenovo Group Ltd., 5.831% due 1/27/2028	10,065,000	10,161,423
			69,478,440
	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc., 5.539% due 2/20/2026	31,242,000	31,244,499
[c,d]	NBN Co. Ltd., 1.45% due 5/5/2026	20,000,000	18,651,200
	Wireless Telecommunication Services — 0.1%
	T-Mobile USA, Inc., 2.25% due 2/15/2026	4,275,000	4,063,302
			53,959,001
	Transportation — 0.0%
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	183,000	181,501
			181,501
	Utilities — 5.5%
	Electric Utilities — 4.6%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,233,203
	Series I, 2.10% due 7/1/2030	8,375,000	6,971,685
[c]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	5,240,000	4,841,184
	Appalachian Power Co.,
	3.40% due 6/1/2025	3,000,000	2,938,260
	Series AA, 2.70% due 4/1/2031	5,750,000	4,827,528
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,509,050
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	8,766,310
	3.20% due 4/15/2025	9,395,000	9,199,302
	Black Hills Corp.,
	1.037% due 8/23/2024	22,410,000	22,251,113
	2.50% due 6/15/2030	5,490,000	4,624,831
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	16,865,539	13,871,315
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	12,000,000	12,045,240
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	8,740,000	7,202,110
[d]	5.00% due 9/29/2036	17,791,200	15,618,717
	Dominion Energy, Inc., Series B, 3.60% due 3/15/2027	8,076,000	7,732,528
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,421,229
	5.85% due 6/1/2034	6,458,000	6,552,028
[c,d]	Electricite de France SA, 5.65% due 4/22/2029	16,730,000	16,837,909
	Enel Finance International NV,
[c,d]	1.375% due 7/12/2026	9,500,000	8,793,390
[c,d]	1.875% due 7/12/2028	8,844,000	7,792,714
[c,d]	2.25% due 7/12/2031	3,049,000	2,481,642
[c,d]	5.125% due 6/26/2029	4,739,000	4,663,555
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,431,468
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	7,881,235
	3.45% due 12/1/2027	9,000,000	8,467,560
	Evergy Missouri West, Inc.,
[c]	5.15% due 12/15/2027	9,711,000	9,639,041
[c]	5.65% due 6/1/2034	6,650,000	6,674,472
	FirstEnergy Pennsylvania Electric Co.,
[c]	5.15% due 3/30/2026	980,000	973,571
[c]	5.20% due 4/1/2028	1,475,000	1,472,906
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	1,883,000	1,658,358
[c]	4.95% due 9/22/2027	12,703,000	12,583,465
[c]	5.65% due 5/9/2034	14,000,000	13,995,240
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	5,914,000	5,808,967
[c]	Liberty Utilities Co., 5.577% due 1/31/2029	5,240,000	5,263,213

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	$ 9,518,000	$ 7,765,165
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	279,364	275,347
	NextEra Energy Capital Holdings, Inc.,
	5.749% due 9/1/2025	7,416,000	7,432,612
	6.051% due 3/1/2025	4,701,000	4,707,957
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,734,000	2,439,001
	4.10% due 6/15/2030	2,616,000	2,402,037
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	4,510,000	4,479,287
	Gas Utilities — 0.9%
[c]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	10,931,000	10,505,784
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	11,322,000	11,395,706
	NiSource, Inc., 5.20% due 7/1/2029	6,669,000	6,645,192
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,736,992
	5.80% due 12/1/2027	4,828,000	4,893,275
[b]	Spire Missouri, Inc., 5.871% (SOFR + 0.50%) due 12/2/2024	21,347,000	21,351,269
			346,053,963
	Total Corporate Bonds (Cost $2,208,816,653)		2,110,452,166
	Long-Term Municipal Bonds — 0.1%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,127,236
	Total Long-Term Municipal Bonds (Cost $5,035,000)		5,127,236
	Other Government — 0.1%
[c,d]	Bermuda Government International Bonds, 2.375% due 8/20/2030	6,800,000	5,716,896
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[c,d]	2.004% due 9/18/2024	332,035	329,286
[c,d]	2.581% due 11/11/2024	484,487	480,603
[c,d]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	677,282	667,143
	Total Other Government (Cost $8,288,803)		7,193,928
	U.S. Treasury Securities — 14.1%
	U.S. Treasury Inflation-Indexed Bonds,
	1.75%, 1/15/2028	107,646,296	105,930,683
	2.375%, 1/15/2025	21,623,263	21,422,235
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 4/15/2027 - 1/15/2032	312,056,936	281,995,600
	1.125%, 1/15/2033	7,309,474	6,762,976
	1.25%, 4/15/2028	24,144,120	23,329,256
	1.375%, 7/15/2033	5,682,646	5,367,659
	U.S. Treasury Notes,
	2.375%, 3/31/2029	22,000,000	20,126,563
	2.75%, 8/15/2032	387,663,000	344,959,498
	3.50%, 2/15/2033	75,245,000	70,518,673
	4.375%, 5/15/2034	7,860,000	7,862,456
	4.625%, 9/30/2028	4,200,000	4,235,438
	Total U.S. Treasury Securities (Cost $881,412,272)		892,511,037
	U.S. Government Agencies — 0.4%
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,d]	5.94% (TSFR3M + 0.61%), 4/15/2025	1,036,000	1,015,031
[d]	6.50%, 1/23/2029	10,007,000	9,030,717
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[d]	2.06%, 1/15/2026	300,000	289,296
[d]	2.512%, 1/15/2026	1,300,000	1,260,259
	Santa Rosa Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.693%, 8/15/2024	45,583	45,336
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	193,300	191,908
	Series 2009-20E Class 1, 4.43%, 5/1/2029	119,907	117,657
	Series 2009-20K Class 1, 4.09%, 11/1/2029	862,551	842,078
	Series 2011-20E Class 1, 3.79%, 5/1/2031	1,119,191	1,078,640

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2011-20F Class 1, 3.67%, 6/1/2031	$ 239,710	$ 230,136
	Series 2011-20G Class 1, 3.74%, 7/1/2031	1,322,381	1,268,928
	Series 2011-20I Class 1, 2.85%, 9/1/2031	2,536,123	2,365,479
	Series 2011-20K Class 1, 2.87%, 11/1/2031	2,039,656	1,898,637
	Series 2012-20D Class 1, 2.67%, 4/1/2032	1,751,833	1,625,165
	Series 2012-20J Class 1, 2.18%, 10/1/2032	1,507,592	1,379,171
	Series 2012-20K Class 1, 2.09%, 11/1/2032	1,044,290	950,527
	Total U.S. Government Agencies (Cost $25,591,108)		23,588,965
	Mortgage Backed — 32.2%
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	4,396,869	4,288,161
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	13,358,251	13,146,459
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	4,742,341	4,641,062
[b,c,d]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 6.783% (SOFR30A + 1.45%) due 1/15/2037	20,000,000	19,914,796
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	3,538,401	3,364,754
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	1,890,788	1,814,385
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	1,557,773	1,467,228
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	3,766,991	3,466,828
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	5,813,377
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	3,909,605
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,731,241
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	7,641,350	6,565,320
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,272,941
[b,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.147% due 10/5/2038	4,250,000	4,406,627
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	291,730	288,161
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,084,484
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,600,000	3,934,889
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,697,215	1,522,654
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	2,096,178	1,908,564
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	12,811,593	11,811,023
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	11,886,885
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	7,847,577	7,848,025
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2018-INV1 Class A4, 4.00% due 8/25/2048	671,838	617,661
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 6.092% due 3/25/2034	44,486	32,445
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	443,266	417,135
[b,c]	Series 2014-J1 Class B4, 3.627% due 6/25/2044	1,489,969	1,173,528
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	34,130,273	29,578,791
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2013-HYB1 Class B3, 6.794% due 4/25/2043	64,212	64,035
[b,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	8,391,511	6,654,471
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	10,200,226	8,512,809
[b,c]	Series 2021-NQM8 Class-A1, 1.841% due 10/25/2066	2,095,866	1,798,039
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	10,965,800	10,756,606
[b,c]	Series 2022-NQM1 Class A1, 2.265% due 11/25/2066	12,021,365	10,585,274
[c]	DataBank Issuer LLC, CMBS, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	12,782,558
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,020,000	2,576,081
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	2,667,790	2,482,216
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	2,691,386	2,539,176
[b,c]	Series 2021-2 Class A1, 0.931% due 6/25/2066	9,865,964	8,078,059
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	17,138,546	14,668,732
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	7,810,091	7,401,195
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0322, 4.178% (H15T1Y + 2.07%) due 2/1/2048	2,223,595	2,243,137
[b]	Pool 760025, 3.663% (5-Yr. CMT + 1.310%) due 10/1/2047	3,237,080	3,095,163
[b]	Pool 841097, 3.125% (5-Yr. CMT + 1.300%) due 9/1/2048	4,768,968	4,509,170
[b]	Pool 841362, 1.717% (2.15% - SOFR30A) due 2/1/2052	6,218,369	5,532,777
[b]	Pool 841377, 1.951% (2.23% - SOFR30A) due 4/1/2052	6,367,887	5,613,966
[b]	Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	14,562,045	12,542,997

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool D98887, 3.50% due 1/1/2032	$ 625,532	$ 600,902
	Pool G16710, 3.00% due 11/1/2030	215,482	205,799
	Pool RE6097, 2.00% due 5/1/2051	25,805,172	19,767,777
	Pool SE9046, 3.00% due 12/1/2051	22,195,966	18,903,141
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	161,837	165,001
	Series 3922 Class PQ, 2.00% due 4/15/2041	85,536	82,213
	Series 4120 Class TC, 1.50% due 10/15/2027	330,281	313,422
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	8,722,246
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	5,968,000	6,102,198
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,416,841
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	4,058,785	3,720,338
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	7,047,384	6,501,827
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	6,794,378	6,025,739
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	4,291,703	3,875,875
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	9,524,665	8,678,751
	Series 2018-3 Class HA, 3.00% due 8/25/2057	11,424,103	10,327,016
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	7,296,094	6,869,733
	Series 2018-4 Class HA, 3.00% due 3/25/2058	9,809,712	8,835,779
	Series 2019-1 Class MA, 3.50% due 7/25/2058	18,905,930	17,661,649
	Series 2019-2 Class MA, 3.50% due 8/25/2058	20,130,237	18,687,617
	Series 2019-3 Class MA, 3.50% due 10/25/2058	9,268,374	8,627,469
	Series 2019-4 Class MA, 3.00% due 2/25/2059	15,707,833	14,171,826
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,596,814	2,317,937
	Series 2020-2 Class MA, 2.00% due 11/25/2059	19,362,812	16,892,381
	Series 2020-3 Class MA, 2.00% due 5/25/2060	11,170,593	9,707,102
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,555,641	2,814,732
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	14,699,574	12,662,385
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,876,722	6,395,788
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	11,141,990	9,548,459
	Pool RA7021, 2.50% due 3/1/2052	22,595,719	18,482,186
	Pool RA7373, 3.00% due 5/1/2052	5,546,741	4,741,249
	Pool SD1374, 3.00% due 3/1/2052	13,989,617	11,894,641
	Pool SD1852, 2.50% due 6/1/2051	43,493,260	35,562,111
	Pool SD4175, 2.50% due 6/1/2052	129,256,938	105,725,813
	Pool SD5171, 2.50% due 1/1/2054	16,100,066	13,169,061
	Pool SD5345, 2.50% due 4/1/2052	22,254,606	18,317,486
	Pool SD8140, 2.00% due 4/1/2051	25,945,669	20,399,284
	Pool SD8189, 2.50% due 1/1/2052	13,815,761	11,309,159
	Pool SD8225, 3.00% due 7/1/2052	11,756,720	10,003,837
	Pool SD8367, 5.50% due 10/1/2053	6,606,164	6,512,699
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	909,605	813,508
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	8,218,367	6,869,018
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	527,844	463,071
	Federal National Mtg Assoc.,
[b]	Pool BH4523, 1.842% (5-Yr. CMT + 1.150%) due 4/1/2047	5,039,140	4,732,857
[b]	Pool BH4524, 2.251% (5-Yr. CMT + 1.150%) due 6/1/2046	9,926,874	9,327,221
[b]	Pool BM6929, 1.919% (2.13% - SOFR30A) due 7/1/2051	4,487,527	4,063,283
	Pool BM7067, 2.50% due 6/1/2051	3,281,463	2,634,820
[b]	Pool BO9998, 2.751% (H15T1Y + 2.03%) due 3/1/2048	3,887,061	3,690,086
[b]	Pool BU9934, 1.841% (2.37% - SOFR30A) due 2/1/2052	8,953,931	7,710,125
[b]	Pool CB2214, 1.525% (2.20% - SOFR30A) due 11/1/2051	5,174,585	4,615,494
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.504% due 3/25/2039	310,811	239,019
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,192,497	1,082,645
[b]	Series 2013-81 Class FW, 5.75% (SOFR30A + 0.41%) due 1/25/2043	2,799,016	2,751,712
	Series 2024-25 Class VB, 5.50% due 3/25/2035	10,981,739	10,917,112
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,823,032	16,802,213
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	297,919	294,000
	Pool AS9749, 4.00% due 6/1/2047	7,804	7,254

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool BM4324, 3.50% due 7/1/2033	$ 1,963,426	$ 1,878,583
	Pool BP9550, 2.50% due 7/1/2035	7,528	6,881
	Pool BP9589, 2.50% due 8/1/2035	592,782	541,780
	Pool BV4119, 2.50% due 3/1/2052	39,495,490	32,305,367
	Pool CB2301, 3.00% due 12/1/2051	30,093,494	25,601,302
	Pool CB3050, 2.50% due 3/1/2052	18,990,170	15,533,024
	Pool FS5447, 2.50% due 9/1/2052	41,197,891	33,799,842
	Pool FS6130, 2.50% due 7/1/2052	18,720,485	15,312,435
	Pool FS6157, 3.00% due 9/1/2052	122,627,199	104,486,337
	Pool FS6212, 1.50% due 5/1/2032	2,196,720	1,974,190
	Pool FS7577, 2.50% due 1/1/2054	22,547,074	18,442,397
	Pool FS7757, 2.50% due 2/1/2052	19,754,056	16,158,451
	Pool FS7879, 2.50% due 7/1/2052	15,864,036	12,950,542
	Pool MA3465, 4.00% due 9/1/2038	2,874,434	2,729,327
	Pool MA4390, 2.00% due 7/1/2031	1,033,889	951,534
	Pool MA5138, 5.50% due 9/1/2053	4,710,217	4,643,869
	Pool MA5139, 6.00% due 9/1/2053	4,179,609	4,189,591
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	1,225,588	1,109,086
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	3,179,992	3,006,410
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	8,243,625	7,760,860
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	17,665,452	16,042,027
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	11,595,619	9,255,563
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	23,183,958	21,664,198
[b,c,d]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 6.463% (TSFR1M + 1.13%) due 7/15/2039	13,382,000	13,315,081
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.55% due 7/25/2050	4,999,240	4,187,575
[b,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	11,446,925	11,490,487
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,570,493	3,475,278
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	5,089,686	4,813,527
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	15,351,267	15,324,571
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,184,010	5,110,386
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	12,383,750	12,064,654
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,092,748
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	14,859,029	12,493,370
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	19,625,186	16,483,343
[b,c]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	33,421,514	29,078,679
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	20,811,349	19,117,808
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	25,520,858	25,235,252
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 6.366% due 9/25/2044	1,940,616	1,945,929
[b,c]	Series 2018-3 Class B2, 3.705% due 9/25/2048	2,328,142	2,062,372
[b,c]	Series 2018-6 Class B2, 3.891% due 12/25/2048	946,803	850,408
[b,c]	Series 2019-5 Class B3, 4.467% due 11/25/2049	7,720,389	7,018,111
[b,c]	Series 2019-HYB1 Class B3, 4.895% due 10/25/2049	5,477,973	5,346,746
[b,c]	Series 2019-INV2 Class B3A, 3.729% due 2/25/2050	8,983,913	7,515,516
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	32,879,001	26,575,562
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	12,429,699	10,408,834
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	29,507,435	26,098,207
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	8,498,082	8,064,598
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	2,750,000	2,447,386
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.501% due 8/25/2034	107,371	101,495
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	914,214	885,642
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	2,592,325	2,362,633
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	15,475,035	13,146,786
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	2,580,700	2,397,302
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	21,253,102	18,133,518
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,233,224
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	11,208,397
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	5,592,443	5,334,561
[b,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	17,332,609	16,542,360
[b,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	13,030,633	13,029,160

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	$ 1,100,000	$ 1,076,923
[c]	Morgan Stanley Capital I, Inc., CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	7,895,482	8,047,986
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	12,981,209	12,997,537
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	2,556,420	2,404,646
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	3,125,256	2,935,682
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	3,390,916	3,184,732
[b,c]	Series 2017-5A Class A1, 6.96% (TSFR1M + 1.61%) due 6/25/2057	235,046	236,491
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,466,349	1,387,094
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,823,142	1,719,139
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	3,163,906	3,044,173
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,908,968	1,806,685
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	37,326,096	33,730,900
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	25,031,182	23,155,485
[b,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	7,600,000	7,616,830
[c]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	3,856,467
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	8,675,000	8,706,594
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	13,455,652	11,421,885
[b,c]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	24,399,234	19,862,607
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	3,713,799	3,544,706
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	27,613,597	22,766,613
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	15,825,518	13,330,061
[b,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	13,277,903	13,395,401
[b,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	14,479,813	13,681,344
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	29,871,901	29,008,605
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	213,852	213,852
[b,c]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	47,543,100	40,329,773
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.465% due 2/25/2050	3,015,832	2,577,440
[c]	Retained Vantage Data Centers Issuer LLC, CMBS, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	11,875,859
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	14,269,616	13,094,082
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	2,352,662	2,171,672
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	20,691,940	18,371,334
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	27,819,836	24,484,296
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.517% due 5/25/2043	716,584	532,058
[b]	Series 2013-7 Class B4, 3.507% due 6/25/2043	408,200	303,493
[b,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	3,991,640	3,961,756
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	150,041	147,523
[b,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	260,735	256,724
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	8,163,005	7,331,015
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,586,067	1,430,804
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	541,501	492,146
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	13,783,882	11,247,398
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	807,805	753,976
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,252,000	10,844,385
[c]	Stack Infrastructure Issuer LLC, CMBS, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	6,980,789
[b,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	21,659,544	17,988,247
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 6.657% due 3/25/2033	257,333	257,333
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	199,720	194,117
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	9,273,971	8,999,618
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	5,363,975	5,254,876
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	21,860,130	21,148,790
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	4,489,486
[b,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	4,592,074	4,204,915
[b,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	3,431,305	3,185,123
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,039,387
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.84% due 3/20/2045	1,013,672	921,846
	Total Mortgage Backed (Cost $2,144,448,519)		2,039,414,198

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Short-Term Investments — 6.6%
[h]	Thornburg Capital Management Fund	41,661,168	$ 416,611,679
	Total Short-Term Investments (Cost $416,611,679)		416,611,679
	Total Investments — 99.7% (Cost $6,539,903,396)		$6,308,285,566
	Other Assets Less Liabilities — 0.3%		17,627,177
	Net Assets — 100.0%		$6,325,912,743

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $2,937,337,036, representing 46.43% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.
f	Non-income producing.
g	When-issued security.
h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
ISD	Independent School District
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$122,751,672	$1,932,624,083	$(1,638,764,076)	$-	$-	$416,611,679	$12,946,709